SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

a.	Foreign Currency Transactions

Transactions and balances:

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Nonmonetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in profit or loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income in to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

Translation to presentation currency

The functional currency of the Company is the NIS, which is different from its presentation currency Canadian dollar. The financial results and position of the Company are translated from NIS to Canadian dollars as follows:

●	assets and liabilities for each statement of financial position presented are translated at the exchange rate on the date of the statement of financial position;
●	income and expenses for each statement of comprehensive loss are translated at the average exchange rate in effect during the reporting period;

Exchange differences arising on translation to presentation currency are recognized in other comprehensive income (loss) and recorded in the Company’s foreign currency translation reserve in equity.

b.	Financial Instruments

The following is the Company’s accounting policy for financial instruments under IFRS 9:

(i)	Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI.

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

b.	Financial Instruments (continued)

The following table shows the classification under IFRS 9:

Financial assets / liabilities	Classification under IFRS 9
Cash	FVTPL
Trade and other receivables	Amortized cost
Trade payables and accrued liabilities	Amortized cost
Derivative liability	FVTPL
Long term loan	Amortized cost

(ii)	Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of loss and comprehensive loss in the period in which they arise.

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

(iii)	Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

(iv)	Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms are recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss.

c.	Property and equipment

Property and equipment are stated at cost less accumulated depreciation. The cost of repairs and maintenance costs is expensed as incurred.

Depreciation is calculated using the straight-line method to depreciate their cost to their residual value over their estimated useful lives. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from property and equipment and any gain or loss is reflected as a gain or loss from operations. The estimated useful lives are:

Description	Years
Computers and equipment	3
Vehicles	3
Furniture and equipment	6

The assets’ residual values, useful lives and depreciation method are reviewed and adjusted if needed at least once a year.

d.	Employee benefits

Short term benefits

Short term benefits to employees include salaries, medical and recreation benefits and contributions to the National Insurance Institute and are recognized as expenses upon the rendering of the services.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Post-employment benefits

The group’s post-employment benefits include severance pay obligation. The plans are usually funded by deposits transferred into pension funds and managers’ insurance plans and are classified as defined benefit plans.

According to the Severance Pay Law employees are entitled to receive severance pay when they are dismissed or when they retire. The liability for termination of employer-employee relations presented in the report of the financial position is the present value of the defined benefit obligation at the report of the financial position date, less the fair value of plan assets on the end of the reporting period out of which the obligation shall be directly paid, adjusted to any net limitation of the asset for defined benefit to asset ceiling. The defined benefit liability is calculated by actuarial methods using the projected unit credit method.

The current service cost and net interest on the net liability in respect of defined benefits are recognized in profit or loss. Re-measurements of the net liability in respect of defined benefits which are recognized in other comprehensive profit, include actuarial profits and losses and return on the assets of the plan (excluding amounts which were included in net interest). Re-measurements of the net liability in respect of defined benefits which were recognized in other comprehensive profit are not re-classified to profit or loss in a subsequent period.

e.	Revenue recognition

The Company’s revenue is primarily derived from service rendered for software development, cloud hosting, customer training and customer service support, and software sales from the licensing and sales of its customer relationship management (“CRM”) software. The Company recognizes revenue in accordance with IFRS 15 Revenue from Contracts with Customers.

In applying IFRS 15, the Company uses significant judgments to assess whether performance obligations sold in a customer contract are considered distinct and should be accounted for as separate performance obligations. The Company also applies significant judgement in determining whether a performance obligation was satisfied over time or at a point of time, depending on the transfer of the control of the goods or services. The Company recognizes revenue over time using input method, which recognizes revenue as performance of the contract progresses and reflects the Company’s performance in passing control in the products and services promised to the customer. Input method recognizes revenue based on an entity’s efforts or inputs toward satisfying a performance obligation relative, primarily by development work hours expended, to the total expected efforts or inputs required to satisfy the performance obligation. The Company applies significant judgment to determine the estimated work hours to completion which affects revenue recognized for software development.

The Company recognizes revenue when control over the promised product or services is transferred to the customer. Revenue is measured at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring goods or services to a customer.

The Company accounts for contracts with customers when it has approval and commitment for both parties, each party’s right have been identified, payment terms are defined, the contract has commercial substance and collection is probable. For contracts that involve multiple performance obligations, the Company allocates the transaction price to each performance obligation in the contract based on the relative standalone selling prices and recognize revenue when, or as, performance obligations in the contacts are satisfied.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

e.	Revenue recognition (continued)

Software development

The Company provides software customization and development service to its customers. Revenue is generally recognized over time by measuring the progress towards complete satisfaction of the performance obligation in a manner reflecting the Company’s performance in passing control in the products and services promised to the customer.

Software license

The Company provides the right to access its CRM software through licensing and sales of its CRM software. Revenues from software license are recognized at the point of time when the right to access the software is provided and the control of the license is transferred to the customer.

Software support

The Company provides ongoing software support to its customers who purchase and use its CRM software. Revenue from software support services is recognized over time as the support service is rendered.

Cloud hosting

The Company hosts the customer’s software and applications on its cloud platform. Revenue from cloud hosting is recognized over time when the hosting service is provided.

Other services

The Company provides cloud backup, customer training and other consulting services which are distinct from other services and products offered. Revenue from other services is recognized as services are provided.

Revenue is presented net of taxes collected from customers and remitted to government authorities. The difference between contractual payments received and revenue recognized is recorded as deferred revenue when receipts exceed revenue.

f.	Cost of revenue

Cost of revenue and services include the expenses incurred to develop software and provide technical support to customers, which include payroll for all employees, compensation to subcontractors that are directly involved in the development and providing technical support, cost of purchasing any third party components that are integrated with the Company’s software and then delivered to the customers, and other indirect costs such as depreciation of computer and equipment that are used in providing goods and service to customers. Third party component may include third party software, platform or hardware.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

g.	Research and Development

Expenditure on research activities, undertaken with the prospect of gaining new technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor, overhead costs that are directly attributable to preparing the asset for its intended use and borrowing costs on qualifying assets. Other development expenditures are recognized in profit or loss as incurred.

h.	Deferred taxes

Current income tax:

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax:

Deferred tax is recognized on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that future taxable income will be available to allow all or part of the temporary differences to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted and are expected to apply by the end of the reporting period. Deferred tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Deferred tax assets have not been recognized in respect of certain deductible temporary differences and tax losses, as it is not probable that sufficient future taxable profits will be available against which they can be utilized.

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

i.	Estimating the fair value of share-based payment transactions

The Company utilizes a Black-Scholes model, or where appropriate, a Monte-Carlo Simulation to estimate the fair value of its share-based payments. In applying these models, management must estimate the expected future volatility of the Company’s estimated share price and makes such assumptions based on a proxy of publicly listed entities under an expectation that historical volatility is representative of the expected future volatility. Additionally, estimates have been made by management, in respect of the performance warrants, regarding the length of the vesting period as well as the number of performance warrants that are likely to vest.

j.	Estimating the fair value of financial instruments

When the Company recognizes a financial instrument, where there is no active market for such an instrument, the Company utilizes alternative valuation methods. The Company utilizes inputs from observable markets to the extent that an appropriate market can be identified, but when there is a lack of such a market, the Company applies judgment to determine a fair value. Such judgments require those such as risk and volatility, of which changes in such assumptions may impact the fair value of the financial instrument.

k.	Basic and diluted income (loss) per share

The Company presents basic income (loss) per share data for its subordinate voting shares, calculated by dividing the income (loss) attributable to subordinate voting shareholders of the Company by the weighted average number of subordinate voting shares outstanding during the period. The diluted income (loss) per share is determined by adjusting the income (loss) attributable to subordinate voting shareholders and the weighted average number of subordinate voting shares outstanding for the effects of all options, warrants and similar instruments outstanding that may add to the total number of subordinate voting shares. During the years ended December 31, 2024 and 2023, because the Company incurred net losses, the effect of dilutive instruments would be anti-dilutive and therefore diluted loss per share equals basic loss per share.

l.	Operating Segment:

An operating segment is a component of the Company that meets the following three criteria:

1.	Engaged in business activities from which it may earn revenues and incur costs; and

2.	Operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about allocated resources to the segment and assess its performance; and

3.	For which separate financial information is available.

Segment revenue and segment costs include items that are attributable to the relevant segments and items that can be allocated to segments. Items that cannot be allocated to segments include the Company’s financial income and expenses and income tax.

The Company’s chief operating decision maker is the chief executive officer.

See note 21 regarding geographical and segmental information.

M. Inventory:

Inventory is measured at the lower of cost or net realizable value. Inventory costs include expenditures on the purchase of inventory and bringing it to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and estimated selling costs. The company periodically examines the condition and age of its inventory and makes provisions for damaged or slow-moving inventory accordingly. The cost of inventory is determined on a weighted moving average basis.